DEBT - TCW Credit Agreement (Details) - USD ($)					9 Months Ended
	Jul. 18, 2022	Jul. 17, 2022	Jul. 16, 2022	Dec. 23, 2019	Sep. 30, 2022	Sep. 30, 2021	Aug. 31, 2021	Apr. 30, 2020
Debt Instrument [Line Items]
Amount of loan							$ 1,576,000	$ 4,292,000
TCW Agreement
Debt Instrument [Line Items]
Shares required to be issued on business consummation	3,000,000
Prepayment rate		3.00%
Prepayment fee on debt		$ 1,200
Effective interest rate					21.70%	15.48%
TCW Agreement | Secured Debt | Line of Credit
Debt Instrument [Line Items]
Long-term debt				$ 150,000
Amount of loan				95,000
TCW Agreement | Revolving Credit Facility | Line of Credit
Debt Instrument [Line Items]
Minimum aggregate principal amount				$ 15,000
Commitment fee (in percent)				1.00%
TCW Agreement | Class G Units
Debt Instrument [Line Items]
Unit price per share (in dollars per share)		$ 3.25
TCW Agreement | On or before July 31, 2022
Debt Instrument [Line Items]
Shares required to be issued on business consummation		3,000,000
TCW Agreement | After July 31, 2022
Debt Instrument [Line Items]
Shares required to be issued on business consummation		3,600,000
TCW Agreement | Minimum
Debt Instrument [Line Items]
Prepayment of term loan		$ 40,000	$ 50,000